Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.71%
New York–91.02%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$778,502
Series 2018 A, RB	5.00%	12/15/2036	780	813,337
Series 2018 A, RB	5.00%	12/15/2037	820	853,418
Series 2018 A, RB	5.00%	12/15/2038	500	519,477
Series 2018 B, RB(a)	5.00%	12/15/2030	240	250,698
Series 2018 B, RB(a)	5.00%	12/15/2031	300	312,846
Series 2018 B, RB(a)	5.00%	12/15/2032	320	332,663
Albany Capital Resource Corp. (Albany Law School of Union University); Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,537,559
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	3,855	3,661,314
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $568,397)(b)(c)	4.00%	07/01/2026	578	11,559
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $585,852)(b)(c)	4.00%	07/01/2026	601	12,010
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $602,429)(b)(c)	4.00%	07/01/2027	623	12,461
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $283,681)(b)(c)	4.00%	07/01/2028	330	6,597
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $4,419,189)(b)(c)	4.00%	07/01/2036	4,113	82,268
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	344,204
Series 2024, RB	4.50%	06/01/2044	1,780	1,719,204
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	663,296
Series 2018, Ref. RB	5.00%	10/01/2028	690	705,363
Series 2018, Ref. RB	5.00%	10/01/2029	730	745,295
Series 2018, Ref. RB	5.00%	10/01/2030	760	774,631
Series 2018, Ref. RB	5.00%	10/01/2031	805	818,503
Series 2018, Ref. RB	5.00%	10/01/2043	540	524,267
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	550	554,469
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,139,121
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,007,891
Series 2016, Ref. RB	5.25%	11/01/2030	780	786,003
Series 2016, Ref. RB	5.25%	11/01/2031	650	654,822
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	7,350	7,372,920
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGI)(d)	4.00%	04/01/2039	1,400	1,403,735
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	4.50%	06/01/2027	330	331,487
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	150,604
Series 2018, Ref. RB	5.00%	10/01/2027	150	152,544
Series 2018, Ref. RB	5.00%	10/01/2028	165	169,824
Series 2018, Ref. RB	5.00%	10/01/2029	175	180,042
Series 2018, Ref. RB	5.00%	10/01/2030	200	205,239
Series 2018, Ref. RB	5.00%	10/01/2031	200	204,829
Series 2018, Ref. RB	5.00%	10/01/2033	100	102,088
Series 2018, Ref. RB	5.00%	10/01/2037	405	410,962
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	9,015	9,022,380
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	1,385	1,393,378
Buffalo Municipal Water Finance Authority;
Series 2026 A, RB (INS - BAM)(d)	5.00%	07/01/2043	620	680,480
Series 2026 A, RB (INS - BAM)(d)	5.00%	07/01/2044	675	733,577
Build NYC Resource Corp. (261 Walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026 B, RB(e)	5.00%	06/01/2036	5,000	5,198,759
Series 2026, RB(e)	5.00%	06/01/2036	2,250	2,339,442
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bay Ridge Preparatory School); Series 2024, RB(e)	5.00%	09/01/2039	$900	$910,344
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	405	405,630
Series 2018, RB	5.00%	06/01/2033	1,190	1,201,161
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.00%	12/31/2028	4,750	4,798,457
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	10,000	10,103,616
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	5,000	5,005,526
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	126,648
Series 2019, RB	4.00%	07/01/2037	150	151,385
Series 2019, RB	4.00%	07/01/2038	150	151,195
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(e)	5.00%	07/01/2035	1,390	1,421,262
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,700	1,590,768
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(e)	5.75%	06/01/2042	1,000	1,015,387
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.);
Series 2025 A, RB(e)	4.25%	10/15/2035	1,460	1,440,928
Series 2025 A, RB(e)	5.00%	10/15/2040	3,720	3,781,168
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	604,655
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	300	303,185
Series 2017, Ref. RB	3.00%	08/01/2031	500	465,677
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017, RB(e)	5.00%	06/01/2027	450	452,082
Series 2017, RB(e)	5.00%	06/01/2032	500	501,782
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	850	850,074
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,010,187
Build NYC Resource Corp. (Nightingale-Bamford School); Series 2025, RB	5.00%	07/01/2040	5,760	6,330,306
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	670	654,873
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	496,322
Build NYC Resource Corp. (Riverspring Health Senior Living, Inc.);
Series 2026, RB	5.00%	12/15/2031	2,000	1,992,308
Series 2026, RB(e)	5.25%	12/15/2031	2,000	1,992,357
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGI)(d)	4.75%	12/15/2026	365	365,525
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,258,438
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,281,662
Build NYC Resource Corp. (Trips Obligated Group); Series 2025, RB(a)	5.50%	07/01/2041	335	367,624
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025 A, RB	4.13%	12/01/2035	775	797,923
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	445,570
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	465,621
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	485,639
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	510,622
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	540,599
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,614,488
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	155	153,262
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,205	1,205,000
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,125,090
Series 2014, RB	5.00%	07/01/2044	2,000	2,000,145
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2032	325	349,281
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,047,004
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,164,158
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	$1,255	$1,256,312
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	225,208
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,185,841
Series 2016 B, RB	5.00%	07/01/2046	35	34,998
Elmira (City of), NY;
Series 2019, GO Bonds(e)	5.00%	07/01/2033	1,485	1,506,514
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,577,202
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,364,988
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	10,835	10,851,272
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	90	90,000
Series 2017, Ref. RB	5.00%	06/01/2027	100	100,764
Series 2017, Ref. RB	5.00%	06/01/2028	100	100,776
Series 2017, Ref. RB	5.00%	06/01/2031	320	321,573
Series 2017, Ref. RB	5.00%	06/01/2035	255	255,657
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	185	185,287
Series 2019, RB(a)	4.00%	06/01/2026	950	950,000
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	639,382
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,167,756
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,264,252
Geneva Development Corp. (Hobart and William Smith Colleges);
Series 2026, Ref. RB	5.00%	02/01/2039	535	587,216
Series 2026, Ref. RB	5.00%	02/01/2040	1,250	1,364,539
Series 2026, Ref. RB	5.00%	02/01/2041	900	973,846
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	600	597,670
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,365	1,414,528
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,800,650
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,120
Series 2017, Ref. RB	5.00%	07/01/2029	775	789,557
Series 2017, Ref. RB	5.00%	07/01/2030	675	686,910
Series 2017, Ref. RB	5.00%	07/01/2031	615	624,853
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,126,603
Series 2017, Ref. RB	5.00%	07/01/2035	865	874,871
Series 2017, Ref. RB	5.00%	07/01/2036	680	687,244
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	5,000	5,063,850
Series 2017 A, Ref. RB	5.00%	02/15/2038	5,260	5,323,356
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,838,973
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	8,947,176
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,528,840
Series 2017, RB	5.00%	09/01/2042	10,500	10,715,606
Series 2018, RB	5.00%	09/01/2038	1,270	1,316,965
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	197,247
Series 2025 A, Ref. RB (INS - BAM)(d)	5.00%	09/01/2036	5,000	5,781,789
Metropolitan Transportation Authority;
Series 2002 D, VRD Ref. RB (LOC - Truist Bank)(f)(h)	2.10%	11/01/2032	11,490	11,490,000
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,500	7,547,251
Series 2025 B, Ref. RB	5.00%	11/15/2036	2,500	2,826,450
Series 2025 B, Ref. RB	5.00%	11/15/2041	2,000	2,185,976
Metropolitan Transportation Authority (Green Bonds); Subseries 2016 B-1, RB	5.00%	11/15/2046	1,500	1,505,771
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	852,267
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	350,523
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	$600	$592,840
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,825
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,690
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,422
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,451,722
Series 2013 A, Ref. RB	5.00%	12/01/2037	3,100	3,101,342
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,485	4,486,524
Series 2017, RB	5.00%	12/01/2029	1,000	1,006,368
Series 2017, RB	5.00%	12/01/2034	1,100	1,103,912
Series 2017, RB	5.00%	12/01/2035	1,055	1,058,775
Series 2017, RB	5.00%	12/01/2036	2,525	2,533,790
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	5,070	5,031,293
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	372,320
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2039	4,775	4,936,603
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2045	4,000	4,118,625
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,505,093
Series 2014, RB	5.00%	07/01/2032	660	661,846
Series 2014, RB	5.00%	07/01/2033	1,050	1,052,727
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	610	580,392
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,367,731
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,425	1,352,963
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,555
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,615,319
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2037	2,000	1,999,937
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,982,263
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,927,333
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,287,729
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,056,304
Series 2019, RB(a)	4.00%	11/01/2041	5,000	4,892,496
Series 2023, Ref. RB(a)	5.00%	12/01/2034	6,960	7,768,066
Two Hundred Forty Ninth Series 2025, Ref. RB(a)	5.00%	10/15/2035	2,500	2,810,650
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	1,500	1,678,901
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	4,049,693
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,706,660
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	808,310
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	7,205	7,299,125
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,190,696
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	3,620	3,566,262
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,476
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,017
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,010
Series 2012, VRD GO Bonds(h)	2.00%	04/01/2042	3,000	3,000,000
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,823,026
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	475	492,251
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	6,250	6,143,884
Series 2021-3, VRD GO Bonds(h)	2.00%	04/01/2042	12,000	12,000,000
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	992,343
Series 2024 D, GO Bonds	4.00%	04/01/2045	5,000	4,746,044
Series 2025 D, GO Bonds	5.00%	10/01/2038	4,000	4,460,421
Series 2025 D, GO Bonds	5.00%	10/01/2040	4,000	4,415,283
Series 2025 D, GO Bonds	5.00%	10/01/2041	6,000	6,581,350
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2008 L-4, VRD GO Bonds (LOC - U.S. Bank, N.A.)(f)(h)	1.85%	04/01/2038	$4,340	$4,340,000
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	2,860	3,093,719
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,440,373
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	5,750	6,361,741
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	2,500	2,722,694
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(i)	4.70%	03/01/2027	1,000	1,001,237
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(h)	1.85%	06/15/2043	6,740	6,740,000
Series 2018 FF, Ref. RB	5.00%	06/15/2039	3,500	3,613,463
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,179,888
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	9,790,795
Series 2026 DD, Ref. RB	5.00%	06/15/2046	5,000	5,371,282
New York (City of), NY Transitional Finance Authority;
Series 2016 A-1, RB(g)(j)	5.00%	07/13/2026	3,085	3,092,979
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,679,858
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,068,626
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,480,816
Series 2017 F-1, RB	5.00%	05/01/2042	21,280	21,539,905
Series 2018 S-1, RB	5.00%	07/15/2043	3,465	3,581,664
Series 2018 S-1, RB	5.00%	07/15/2045	5,000	5,136,978
Series 2018 S-3, RB	5.25%	07/15/2045	10,625	10,978,623
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,191,327
Series 2022, RB	4.00%	02/01/2043	5,000	4,901,581
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,787,165
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,265,603
Series 2024 G-1, RB	5.00%	05/01/2044	3,255	3,488,502
Series 2024, RB	5.00%	05/01/2040	1,500	1,643,248
Series 2025 A-1, RB	5.00%	05/01/2037	2,050	2,316,684
Series 2025 B, RB	5.00%	05/01/2044	1,000	1,083,082
Series 2025 E, RB	5.00%	11/01/2042	7,315	7,957,820
Series 2025 H-1, RB	5.00%	11/01/2043	2,170	2,355,474
Series 2025 S-1, RB	5.00%	07/15/2038	5,000	5,704,743
Series 2026, Ref. RB	5.00%	11/01/2038	2,500	2,820,370
Series 2026, Ref. RB	5.00%	11/01/2039	3,000	3,367,484
Subseries 2016 B-1, RB(g)(j)	5.00%	08/01/2026	10,000	10,036,898
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	11,728,183
Subseries 2019 B-1, RB	4.00%	11/01/2040	1,500	1,502,716
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts);
Series 2020 A, Ref. RB	4.00%	12/01/2035	300	306,709
Series 2026, RB	5.00%	12/01/2035	2,500	2,835,668
New York (State of) Dormitory Authority;
Series 2009, VRD RB(h)	2.15%	09/01/2039	11,260	11,260,000
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2027	35	35,065
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2028	5	5,009
Series 2012, RB	5.00%	10/01/2026	120	120,212
Series 2012, RB	5.00%	10/01/2027	65	65,119
Series 2012, RB	5.00%	10/01/2028	50	50,093
Series 2015, Ref. RB	5.00%	07/01/2026	3,745	3,744,728
Series 2015, Ref. RB	5.00%	07/01/2043	1,585	1,586,066
Series 2016, Ref. RB(e)(j)	5.00%	12/01/2026	1,425	1,441,285
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,392,185
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,038,463
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,105,122
Series 2020 A, Ref. RB(g)(j)	4.00%	09/15/2030	5	5,276
Series 2020 A, Ref. RB(g)(j)	4.00%	09/15/2030	5	5,276
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	11,565,335
Series 2022, Ref. RB	5.00%	05/01/2038	2,000	2,156,859
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, RB	5.25%	05/01/2037	$875	$961,927
Series 2024 A, RB	5.25%	05/01/2038	875	955,995
Series 2024 A, RB (INS - AGI)(d)	5.00%	10/01/2038	3,400	3,707,393
Series 2024 A, RB	5.25%	05/01/2039	500	544,075
Series 2024 A, RB	5.25%	05/01/2040	400	431,873
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,364,297
Series 2025 A, RB (INS - AGI)(d)	5.00%	10/01/2038	4,000	4,500,922
Series 2025 A, Ref. RB	5.00%	03/15/2043	1,000	1,099,900
Series 2025 A, Ref. RB	5.00%	03/15/2044	5,500	5,987,390
Series 2025 C, Ref. RB	5.00%	03/15/2040	2,125	2,382,343
Series 2025 C, Ref. RB	5.00%	03/15/2041	2,000	2,226,176
Series 2025 C, Ref. RB	5.00%	03/15/2043	5,565	6,088,904
Series 2026 A, Ref. RB	5.00%	03/15/2040	10,510	11,840,480
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,314,223
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	559,295
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	671,394
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	325	312,571
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB (Acquired 05/23/2017; Cost $965,000)(c)(e)	4.88%	09/01/2027	965	948,638
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $920,000)(c)(e)	4.63%	10/01/2027	920	897,801
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2028	2,265	2,309,072
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,014,114
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,398,845
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	200	200,682
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	401,034
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	300	300,434
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,989,629
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,124,118
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2024, RB	5.25%	11/01/2037	3,685	4,035,183
Series 2024, RB	5.25%	11/01/2040	2,000	2,151,637
Series 2024, RB	5.25%	11/01/2041	1,900	2,023,665
New York (State of) Dormitory Authority (New School (The)); Series 2022 A, Ref. RB	5.00%	07/01/2039	750	788,257
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	263,640
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2025 A, Ref. RB	5.00%	05/01/2043	3,000	3,220,257
Series 2025, Ref. RB	5.00%	05/01/2042	5,000	5,396,180
New York (State of) Dormitory Authority (Orchard Park CCRC, Inc. Obligated Group);
Series 2025 B-2, RB	3.32%	11/15/2030	1,195	1,194,666
Series 2025 B-3, RB	3.45%	11/15/2031	1,310	1,309,162
New York (State of) Dormitory Authority (Pace University); Series 2024 A, RB	5.25%	05/01/2033	710	789,059
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2039	500	500,490
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,800,499
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group);
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2036	350	396,000
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2037	745	836,912
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2038	1,225	1,370,694
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2026	2,740	2,744,866
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2027	2,485	2,489,581
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,667,415
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,888,385
Series 2013 E, RB (INS - AGI)(d)	5.00%	10/01/2026	3,190	3,195,665
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2036	$1,650	$1,883,540
Series 2025, Ref. RB	5.00%	07/01/2037	1,250	1,418,847
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2026	100	99,983
Series 2021, RB	5.00%	07/01/2027	120	120,028
Series 2021, RB	5.00%	07/01/2028	75	75,178
Series 2021, RB	5.00%	07/01/2029	100	100,351
Series 2021, RB	5.00%	07/01/2030	75	75,166
Series 2021, RB	4.00%	07/01/2035	200	179,544
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $1,402,578)(c)	5.00%	07/01/2034	1,330	1,274,328
Series 2022, Ref. RB (Acquired 04/08/2022; Cost $773,485)(c)	5.00%	07/01/2036	735	690,910
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2040	1,250	1,372,253
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2041	1,375	1,503,981
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2042	1,250	1,358,125
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.);
Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,208,876
Series 2005, VRD RB (LOC - Mizuho Bank, Ltd.)(f)(h)	1.70%	05/01/2039	4,900	4,900,000
New York (State of) Housing Finance Agency;
Series 2003, VRD RB (LOC - Freddie Mac)(f)(h)	2.22%	05/01/2035	7,700	7,700,000
Series 2007, RB(a)	5.05%	08/15/2039	870	870,504
Series 2009, VRD RB (LOC - Fannie Mae)(f)(h)	2.10%	05/15/2039	12,910	12,910,000
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,997,073
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,001,756
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,381,849
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	895	896,107
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,793,138
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,135	1,161,994
Series 2024-259, RB(a)	4.45%	10/01/2039	3,300	3,345,462
Series 2025-270, VRD RB(h)	2.15%	10/01/2055	5,000	5,000,000
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	980,906
New York (State of) Thruway Authority;
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2040	12,690	12,739,799
Series 2026 A, Ref. RB	5.00%	01/01/2043	2,300	2,548,217
Series 2026 A, Ref. RB	5.00%	01/01/2045	1,105	1,200,255
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	24,083,123
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2043	5,650	5,596,601
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,070
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,880,025
Series 2014 E, RB	3.40%	11/01/2029	570	570,014
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,264,450
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	2,250	2,287,865
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,577,654
New York City Housing Development Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	121,517
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	173,740
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,501,814
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,470	16,480,439
Series 2015, Ref. RB	5.00%	11/15/2045	10,375	10,378,825
Series 2016 A, RB	5.00%	11/15/2046	500	501,203
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	$150	$150,000
Series 2000 A, RB	6.63%	06/01/2042	2,670	2,670,265
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,995	4,070,639
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	425	425,000
Series 2010 A, RB(e)	6.25%	06/01/2041	7,960	7,857,962
New York Counties Tobacco Trust V; Series 2005 S-1, RB(k)	0.00%	06/01/2038	1,430	670,685
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	2,785	2,826,132
Series 2016 A, Ref. RB	6.75%	06/01/2035	4,450	4,502,083
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,323,630
Series 2016 A, Ref. RB	6.00%	06/01/2043	7,755	7,721,267
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	5,005,155
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,000,447
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	8,820	8,827,166
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,500	17,664,759
Series 2007, RB	5.50%	10/01/2037	1,070	1,251,543
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(g)	4.25%	09/03/2030	2,000	2,033,719
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,018
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,590,331
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,855,992
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	3,033,990
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,949,522
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(h)	1.63%	03/15/2033	3,785	3,785,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,735	8,740,428
Series 2016, Ref. RB(a)	5.00%	08/01/2031	12,800	12,799,674
Series 2020, Ref. RB(a)	5.25%	08/01/2031	6,740	7,036,348
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,430,888
Series 2018, RB(a)	5.00%	01/01/2033	1,615	1,650,464
Series 2018, RB(a)	5.00%	01/01/2034	12,870	13,132,561
Series 2018, RB(a)	5.00%	01/01/2036	11,425	11,626,383
Series 2020, RB(a)	5.00%	10/01/2035	5,250	5,477,133
Series 2020, RB(a)	4.38%	10/01/2045	8,000	7,661,875
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,637,120
Series 2025, RB (INS - AGI)(a)(d)	5.50%	06/30/2038	1,625	1,815,324
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,000,906
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,990,034
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2036	5,000	4,953,900
Series 2016 A, RB(a)	5.00%	07/01/2041	9,850	9,853,373
Series 2016 A, RB(a)	5.00%	07/01/2046	11,420	11,419,939
Series 2016 A, RB(a)	5.25%	01/01/2050	310	310,020
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2031	8,805	8,805,411
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2037	11,875	11,667,117
Series 2016, RB (INS - AGI)(a)(d)	5.00%	07/01/2046	150	150,064
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,401,321
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	605,897
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020, Ref. RB(a)	5.00%	12/01/2031	$1,200	$1,275,046
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,057,279
Series 2022, RB(a)	5.00%	12/01/2035	4,945	5,284,229
Series 2022, RB(a)	5.00%	12/01/2037	2,310	2,445,202
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,140,453
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,396,672
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,673,669
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,525	1,530,177
Niagara Falls (City of), NY; Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	665	666,162
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	1,000	1,001,134
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,812
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	751,449
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,780	1,837,266
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	770,507
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,115	1,104,571
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	755	755,476
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2029	780	794,127
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2030	275	279,788
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2031	350	355,844
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2032	455	462,348
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2033	475	482,319
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2034	500	507,751
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	457,009
Series 2017, Ref. RB	5.00%	05/01/2028	600	609,434
Series 2017, Ref. RB	5.00%	05/01/2029	450	456,904
Series 2017, Ref. RB	5.00%	05/01/2030	835	847,413
Series 2017, Ref. RB	5.00%	05/01/2032	600	607,786
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,599,187
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,051,599
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,201,288
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	125	125,041
Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	5.00%	12/15/2030	585	625,360
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	4,515	4,591,314
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2037	450	513,062
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,003,821
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2031	690	692,373
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	169,644
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	93,445
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	233,613
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	196,638
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	205,805
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	471,617
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	205,051
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	229,813
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	203,429
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	228,857
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	253,307
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	201,967
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	276,798
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	201,308
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	48,855
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	$9,200	$9,204,512
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	786,151
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	450,591
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,513,399
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	75	75,064
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,240,098
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	4,790	4,814,511
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,235	1,241,320
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,205	1,211,166
Series 2016 D-1, RB(e)	4.85%	11/01/2031	795	799,101
Tender Option Bond Trust Receipts/Certificates;
Series 2025, VRD RB(e)(h)	1.69%	05/15/2032	14,100	14,100,000
Series 2025, VRD RB(e)(h)	1.60%	03/15/2056	3,600	3,600,000
Triborough Bridge & Tunnel Authority;
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,335,721
Series 2017 B, Ref. RB	5.00%	11/15/2036	5,000	5,085,604
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,291,093
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020 A, Ref. RB	5.00%	09/01/2037	6,500	6,807,995
Series 2020, Ref. RB	5.00%	09/01/2035	5,500	5,800,957
Series 2020, Ref. RB	5.00%	09/01/2039	1,000	1,042,307
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,486,111
Series 2017 A, Ref. RB	5.00%	06/01/2030	3,000	3,054,356
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,084,058
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,079,165
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,074,151
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,488,541
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(e)	6.20%	12/01/2042	2,000	2,028,331
Series 2025 A-2, RB(e)	6.00%	06/01/2028	10,000	10,059,675
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2027	90	90,753
Series 2022, Ref. RB	5.00%	01/01/2037	525	549,551
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,765	2,846,943
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	303,888
Series 2021, Ref. RB(e)	5.00%	07/01/2046	615	597,503
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,186,888
Westchester County Local Development Corp. (Sunrise of Tarrytown); Series 2026 A, RB(e)	6.00%	12/01/2045	700	728,761
Westchester County Local Development Corp. (Westchester County Health Care Corp.); Series 2025, RB	6.50%	11/01/2030	4,350	4,530,425
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	295	293,966
Series 2021, Ref. RB(e)	4.13%	12/01/2041	1,140	1,100,216
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(d)	5.00%	11/15/2040	1,680	1,826,950
Series 2026 A, GO Bonds (INS - AGI)(d)	5.00%	02/01/2043	1,000	1,082,479
Series 2026 A, GO Bonds (INS - AGI)(d)	4.13%	02/01/2045	1,495	1,469,442
Series 2026 A, GO Bonds (INS - AGI)(d)	4.13%	02/01/2046	1,000	972,065
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	165	163,702
				1,355,985,891
Puerto Rico–5.37%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	21,020	21,338,974
Series 2002, RB	5.63%	05/15/2043	800	811,208
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	$103	$21,060
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	29	8,235
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	7,255,580
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,167	2,201,890
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	834,993
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	835,597
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,527,134
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	655,989
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,374	1,358,601
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	3,000	2,859,585
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	4,000	3,547,680
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	2,932	2,864,038
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 02/07/2002-03/25/2024; Cost $1,758,437)(c)	6.63%	01/01/2027	1,665	1,660,184
Series 2023 A, RB (Acquired 02/07/2002-06/07/2011; Cost $14,164,145)(c)	6.63%	01/01/2028	12,696	12,643,440
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGI)(d)	5.00%	08/01/2027	515	516,480
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	4,240	4,099,142
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	8,416,901
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	517,885
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	756,678
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	269
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,742,733
Series 2019 A-2, RB	4.33%	07/01/2040	2,176	2,169,829
Series 2019 A-2, RB	4.54%	07/01/2053	75	69,990
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	967,207
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/07/2007; Cost $300,000)(c)	5.00%	06/01/2030	300	297,754
				79,979,056
Guam–0.18%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.00%	07/01/2036	240	264,203
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,445	2,414,572
				2,678,775
Virgin Islands–0.14%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,719,681
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,142
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	280,804
				2,050,627
Total Municipal Obligations (Cost $1,440,763,809)				1,440,694,349
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			294,299	0
TOTAL INVESTMENTS IN SECURITIES(m)–96.71% (Cost $1,440,763,809)				1,440,694,349
OTHER ASSETS LESS LIABILITIES–3.29%				48,984,777
NET ASSETS–100.00%				$1,489,679,126
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $133,130, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at May 31, 2026 was $18,537,950, which represented 1.24% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $118,069,686, which represented 7.93% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.65%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,440,694,349	$—	$1,440,694,349
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,440,694,349	0	1,440,694,349
Other Investments - Assets
Investments Matured	—	2,141,604	—	2,141,604
Total Investments	$—	$1,442,835,953	$0	$1,442,835,953
Invesco Rochester® Limited Term New York Municipal Fund